Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Service/ Products received from related parties:
Service/ Products received from related parties		$ 432,118	$ 211,066
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	431,193	68,897
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	925	600
Shenzhen Kewei Robot Technology Co., Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]		141,569
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[4]	$ 4,652

[1]	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;
[2]	Guardforce Aviation Security Company Limited provided escort services to the Company;
[3]	During the six months ended June 30, 2023, the Company purchased 207 robots amounting to $229,162 through an asset purchase agreement and $50,927 through placing standard purchase orders. 124 robots amounting to $138,520 were returned by the Company. During the six months ended June 30, 2024, the Company did not make purchases from Shenzhen Kewei Robot Technology Co., Ltd.
[4]	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.